(24) OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Other Payables [Abstract]
Schedule of other payables

	Current		Noncurrent
	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018
Consumers and concessionaires	114,610	93,612	183,938	47,831
Energy efficiency program - PEE	230,451	183,225	89,522	120,563
Research & Development - P&D	93,658	110,495	125,111	72,941
EPE/FNDCT/PROCEL (*)	49,275	38,052	-	-
Reversion fund	1,712	1,712	12,615	14,327
Advances	234,556	197,470	43,263	48,724
Tariff discounts - CDE	76,632	96,819	-	-
Provision for socio-environmental costs and asset retirement obligation	24,485	22,489	203,844	110,261
Payroll	18,004	15,674	-	-
Profit sharing	98,713	95,502	29,631	20,575
Collections agreement	93,740	85,018	-	-
Business combination	7,901	7,598	-	-
Others	50,533	31,630	71,406	40,174
Total	1,094,269	979,296	759,331	475,396

(*)  EPE – Energy Research Company;

      FNDCT - National Fund for Scientific Development;

      PROCEL - National Electricity Conservation Program.